Bank Loan (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Bank Loan
	June 30, 2020	December 31, 2019
	(Unaudited)
PT Bank UOB Indonesia	$980,452	$1,105,741
Total	$980,452	$1,105,741